Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid for PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid for Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based On:		Net Income	Company-Selected Measure: Revenue (8)
					Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)

2024	$30,012,225	$30,397,098	$7,739,145	$7,822,230	$65	$219	-$355,000,000	$2,263,000,000
2023	$412,190	-$21,077,609	$11,677,001	-$425,392	$57	$146	-$815,000,000	$1,858,000,000
2022	$31,820,477	$7,266,404	$15,547,789	$6,358,859	$155	$173	-$848,000,000	$1,300,000,000
2021	$12,131,012	$188,220,074	$5,622,552	$54,801,184	$202	$137	-$266,000,000	$835,000,000

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The PEO and Non-PEO NEOs included in the above table consist of the following individuals:

Fiscal Year	PEO (CEO)	Non-PEO NEOs
2024	Todd McKinnon	Brett Tighe, Shibu Ninan, Larissa Schwartz, Jon Addison
2023	Todd McKinnon	Jonathan Runyan, Brett Tighe, Susan St. Ledger, Shibu Ninan
2022	Todd McKinnon	William Losch, J. Frederic Kerrest, Jonathan Runyan, Brett Tighe, Susan St. Ledger, Michael Kourey
2021	Todd McKinnon	William Losch, J. Frederic Kerrest, Charles Race, Jonathan Runyan

Peer Group Issuers, Footnote	The TSR Peer Group consists of the S&P 500 Information Technology Index, an independently prepared index.
PEO Total Compensation Amount	$ 30,012,225	$ 412,190	$ 31,820,477	$ 12,131,012
PEO Actually Paid Compensation Amount	$ 30,397,098	(21,077,609)	7,266,404	188,220,074
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent the compensation actually paid to our PEO, based on his total compensation reported in the Summary Compensation Table for each of the indicated fiscal years and adjusted as shown in the table below:

PEO
			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024

	Summary Compensation Table - Total Compensation	(a)	$12,131,012	$31,820,477	$412,190	$30,012,225
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$11,851,866	$31,311,842	$0	$29,530,934
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$24,600,742	$18,370,703	$0	$25,972,540
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$74,645,323	-$6,877,916	-$12,500,749	$528,230
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$378,989	$0	$0	$2,559,648
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$88,315,874	-$4,735,019	-$8,989,050	$855,389
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0
=	Compensation Actually Paid		$188,220,074	$7,266,404	-$21,077,609	$30,397,098

a.Represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year.
b.Represents the aggregate grant date fair value of the stock awards and option awards granted to our PEO during the indicated fiscal year, computed in accordance with ASC Topic 718.
•In fiscal 2021, our NEOs were given the option to elect to receive all or a portion of their base salary in the form of RSUs that would vest quarterly over a 12-month period. Mr. McKinnon elected to receive $276,534 in RSUs in lieu of base salary. This value has been added to the sum of the amount reported in the “Stock Awards” and “Option Awards” columns for fiscal 2021 (as has been the premium payable in RSUs for electing to receive equity in lieu of cash). Since this value (plus the premium) represented compensation that fluctuated in value as it vested, the entire amount has been included in calculating compensation actually paid.
c.Represents the aggregate fair value as of the indicated fiscal year-end of our PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC Topic 718.
d.Represents the aggregate change in fair value (from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by our PEO as of the last day of the indicated fiscal year, computed in accordance with ASC Topic 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.
e.Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to our PEO and vested during the indicated fiscal year, computed in accordance with ASC Topic 718.
f.Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by our PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC Topic 718.
g.Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 7,739,145	11,677,001	15,547,789	5,622,552
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,822,230	(425,392)	6,358,859	54,801,184
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the average compensation actually paid to our Non-PEO NEOs in the indicated fiscal year, based on the average total compensation for our Non-PEO NEOs reported in the Summary Compensation Table for each of the indicated fiscal years and adjusted as shown in the table below:

Non-PEO NEO Average
			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024

	Summary Compensation Table - Total Compensation	(a)	$5,622,552	$15,547,789	$11,677,001	$7,739,145
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$5,233,926	$14,950,405	$11,087,422	$7,078,132
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$10,801,563	$6,586,929	$4,189,535	$6,013,279
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$23,140,229	-$1,740,914	-$2,399,986	$127,198
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$323,664	$2,647,596	$578,225	$890,316
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$20,147,101	-$940,687	-$3,382,745	$130,424
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$791,448	$0	$0
=	Compensation Actually Paid		$54,801,184	$6,358,859	-$425,392	$7,822,230
a.Represents the average total compensation as reported in the Summary Compensation Table for the reported Non-PEO NEOs in the indicated fiscal year.
b.Represents the average aggregate grant date fair value of the stock awards and option awards granted to our Non-PEO NEOs during the indicated fiscal year, computed in accordance with ASC Topic 718.
•In fiscal 2021, our NEOs were given the option to elect to receive all or a portion of their base salary in the form of RSUs that would vest quarterly over a 12-month period. On average, our Non-PEO NEOs elected to receive $314,503 in RSUs in lieu of base salary. This value has been added to the sum of the amount reported in the “Stock Awards” and “Option Awards” columns for fiscal 2021 (as has been the premium payable in RSUs for electing to receive equity in lieu of cash). Since this value (plus the premium) represented compensation that fluctuated in value as it vested, the entire amount has been included in calculating compensation actually paid.
c.Represents the average aggregate fair value as of the indicated fiscal year-end of our Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC Topic 718.
d.Represents the average aggregate change in fair value (from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by our Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with ASC Topic 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.
e.Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to our Non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with ASC Topic 718.
f.Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by our Non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC Topic 718.
g.Represents the average aggregate fair value as of the last day of the prior fiscal year of our Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and our non-PEO NEOs in fiscal 2021, 2022, 2023 and 2024 to (i) the TSR of both our common stock and the S&P 500 Information Technology Index, (ii) our net income, and (iii) our revenue.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and our non-PEO NEOs in fiscal 2021, 2022, 2023 and 2024 to (i) the TSR of both our common stock and the S&P 500 Information Technology Index, (ii) our net income, and (iii) our revenue.

Tabular List, Table
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the company to link compensation actually paid to our PEO and our Non-PEO NEOs for fiscal 2024 to company performance:
•Revenue
•Non-GAAP Operating Income
•Relative TSR

Total Shareholder Return Amount	$ 65	57	155	202
Peer Group Total Shareholder Return Amount	219	146	173	137
Net Income (Loss)	$ (355,000,000)	$ (815,000,000)	$ (848,000,000)	$ (266,000,000)
Company Selected Measure Amount	2,263,000,000	1,858,000,000	1,300,000,000	835,000,000
PEO Name	Todd McKinnon
Additional 402(v) Disclosure	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our PEO.Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our Non-PEO NEOs. Please see footnote 1 for our NEOs included in the average for each indicated fiscal year.Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on January 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.We have selected revenue as the Company-Selected Measure because it is a core driver of our performance and stockholder value creation and, accordingly, was utilized in the Bonus Plan.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,530,934)	$ 0	$ (31,311,842)	$ (11,851,866)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,972,540	0	18,370,703	24,600,742
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,230	(12,500,749)	(6,877,916)	74,645,323
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,559,648	0	0	378,989
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	855,389	(8,989,050)	(4,735,019)	88,315,874
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,078,132)	(11,087,422)	(14,950,405)	(5,233,926)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,013,279	4,189,535	6,586,929	10,801,563
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,198	(2,399,986)	(1,740,914)	23,140,229
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	890,316	578,225	2,647,596	323,664
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,424	(3,382,745)	(940,687)	20,147,101
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (791,448)	$ 0